Taxes - Schedule of Reconciliation of Differences Between Income Tax Provision (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciliation of Differences Between Income Tax Provision [Abstract]
Income tax (benefit)expense computed based on PRC statutory rate		$ 316,598	$ (584,503)	$ 504,210
Effect of rate differential for Hong Kong entities		(581,814)	523,579	(110,932)
Non-deductible expenses:
Stock-based compensation	[1]	608,573		14,649
Meals and entertainment		2,960	6,869	3,375
Less: Deductible expense		(18,998)
Change in valuation allowance		(28,911)	(11,661)	(145,632)
Income tax benefit/(expenses0		$ (298,408)	$ 65,716	$ (265,670)

[1]	The Company’s stock-based compensation expenses were recorded under the Cayman parent company level. Pursuant to the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. As a result, stock-based compensation expenses are non-deductible expenses for income tax purposes.